FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the non-redeemable Common Stock (Details)	Dec. 31, 2023 $ / shares
Market price of public shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Non-redeemable common stock	6.20
Probability of acquisition
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Non-redeemable common stock	100.0
Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Non-redeemable common stock	12.0
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Non-redeemable common stock	8.0
Discount for expected forfeiture
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Non-redeemable common stock	5.11